Share-based compensation	12 Months Ended
Dec. 31, 2023
Share-based compensation
Share-based compensation

20. Share-based compensation

Stock options

On December 9, 2016, the Board of Directors of Qudian Inc. approved the 2016 Equity Incentive Plan (the “2016 Plan”). All the share options granted under the 2016 Plan were vested over 3 to 5 years. The 2016 Plan expires 10 years from the date of the grant. The Company reserved 1,000,000 shares for issuance under the 2016 Plan. The exercise price for such options is RMB 0.0006 (US$ 0.0001) per share.

The Company has set up the Share Based Payment Trust for the purpose of holding options awarded to certain employees and underlying shares before they are exercised as instructed by the employees. Shares options held by Share Based Payment Trust are legally outstanding upon satisfaction of vesting conditions.

The Company estimated the fair value of the options based on the quoted share price at grant date. Due to the options’ di minimis exercise price, the various assumptions used in the binomial option pricing model will not have a material impact in the calculation of the fair value of the options.

The Company recognized compensation cost for the share options on a graded vesting basis. The total share-based compensation expenses recognized by the Company for the share option granted were RMB 35,344,620, RMB 24,053,760 and RMB 4,935,782 (US$ 695,190) for the years ended December 31, 2021, 2022 and 2023, respectively.

A summary of share option activities under the 2016 Plan for the years ended December 31, 2022 and 2023 is as follows:

				Weighted
				average
				remaining	Aggregated
		Weighted average	Weighted average	contractual	intrinsic
	Number of options	exercise price	grant date fair value	term	value
		RMB	RMB	Years	RMB
Balance, December 31, 2021	9,891,886	—	16.92	6.30	61,139,618
Exercised	(357,600)	—	5.66	—	2,037,155
Forfeited	(72,500)	—	28.76	—	—
Balance, December 31, 2022	9,461,786	—	17.26	5.31	61,990,313
Exercised	(274,925)	—	11.12	—	3,601,562
Forfeited	(12,500)	—	19.86	—	—
Balance, December 31, 2023	9,174,361	—	17.44	4.32	132,873,059
Vested and expected to vest as of December 31, 2023	9,142,477	—	33.09	4.32	132,411,282
Exercisable, December 31, 2023	9,009,079	—	33.35	4.29	130,479,266

20. Share-based compensation - continued

Stock options - continued

The aggregate intrinsic value in the table above represents the difference between the exercise price and the Company’s closing stock price on the last trading day in 2021, 2022 and 2023, respectively. The total intrinsic value of options exercised for the years ended December 31, 2021, 2022 and 2023 was RMB 13,862,597, RMB 2,023,265 and RMB 3,056,001 (US$ 430,429) respectively. The total fair value of shares vested during the years ended December 31, 2021, 2022 and 2023 was RMB 55,458,785, RMB 50,943,916 and RMB 29,797,645 (US$ 4,196,911), respectively.

As of December 31, 2023, the total unrecognized compensation expense relating to unvested share options was RMB 107,762 (US$ 15,178). The expense is expected to be recognized over a weighted-average period of 0.24 years.

For the years ended December 31, 2021, 2022 and 2023, the Company allocated share-based compensation expense as follows:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Sales and marketing	1,726,837	527,537	265,862	37,446
General and administrative	29,684,217	21,102,104	4,649,664	654,891
Research and development	3,933,566	2,424,119	20,256	2,853
	35,344,620	24,053,760	4,935,782	695,190